Summary of Material Accounting Policies - Additional Information (Detail) - Dec. 31, 2025	USD ($)	Exchange_Rate
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Convenience translation into U.S. Dollars, rate of USD1.00	1	31.37